Shareholder's Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 11, 2016	Feb. 10, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, shares authorized		50,000,000					50,000,000
Ordinary shares, par value		$ 0.001					$ 0.001
Ordinary shares, shares issued		5,000,053					5,000,053
Ordinary shares, shares outstanding		5,000,053					5,000,053
Predecessor
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, shares authorized				50,000,000	50,000,000			50,000,000
Ordinary shares, par value				$ 0.001	$ 0.001			$ 0.001
Ordinary shares, shares issued				1,000	1,000			1,000
Ordinary shares, shares outstanding				1,000	1,000			1,000
Ownership percentage by parent				100.00%
Share based compensation expense allocated from VDC	$ 1.6		$ 3.4	$ 5.8	$ 7.9	$ 6.7
VDC Note
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share issued during period for repayment of debt		5,000,053